Summary of Significant Accounting Policies Expected Useful Lives of Depreciable Property (Details)	12 Months Ended
Dec. 31, 2012
Buildings
Property, Plant and Equipment
Useful life, minimum	20 years
Useful life, duration	40 years
Furniture, fixtures and equipment
Property, Plant and Equipment
Useful life, minimum	3 years
Useful life, duration	7 years
Land improvements
Property, Plant and Equipment
Useful life, minimum	10 years
Useful life, duration	15 years
Tenant improvements
Property, Plant and Equipment
Useful life, duration	Life of lease